FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2013
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.   FAIR VALUE MEASUREMENT

ASC 820 – Fair Value Measurement and Disclosure defines fair value, establishes a framework for measuring fair value under US GAAP, and requires expanded disclosures about fair value measurements including the following three fair value hierarchy levels:

    Level 1 – Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 – Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

    Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

The following table sets out the Company's financial assets and liabilities measured at fair value as at December 31, 2013 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total

Financial assets:

Trade receivables(i)	$–	$67,300	$–	$67,300

Available-for-sale securities(ii)	74,581	–	–	74,581

Fair value of derivative financial instruments(iii)	–	5,590	–	5,590

	$74,581	$72,890	$–	$147,471

Financial liabilities:

Fair value of derivative financial instruments(iii)	$–	$467	$–	$467

The following table sets out the Company's financial assets and liabilities measured at fair value as at December 31, 2012 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total

Financial assets:

Trade receivables(i)	$–	$67,750	$–	$67,750

Available-for-sale securities(ii)	44,719	–	–	44,719

Fair value of derivative financial instruments(iii)	–	2,112	–	2,112

	$44,719	$69,862	$–	$114,581

Financial liabilities:

Fair value of derivative financial instruments(iii)	$–	$277	$–	$277

Notes:

(i)
Trade receivables from provisional invoices for concentrate sales are valued using quoted forward rates derived from observable market data based on the month of expected settlement (classified within Level 2 of the fair value hierarchy).

(ii)
Available-for-sale securities are recorded at fair value using quoted market prices (classified within Level 1 of the fair value hierarchy).

(iii)
Derivative financial instruments are recorded at fair value using external broker-dealer quotations (classified within Level 2 of the fair value hierarchy).

In the event that a decline in the fair value of an investment in available-for-sale securities occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the consolidated statements of income (loss) and comprehensive income (loss) and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and investee data, the length of time and the extent to which the fair value has been less than cost, the financial condition of the investee and the near-term prospects of the individual investment. New evidence may become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments in available-for-sale securities for which the cost basis exceeds its fair value.

As at December 31, 2013, the Company recorded impairment losses related to property, plant and mine development and goodwill (see note 18 for details). The estimated fair values of property, plant and mine development and goodwill used in determining the impairment losses followed the discounted cash flow approach. The total impairment loss recorded during 2013 was $436.3 million, net of tax (2012 – nil; 2011 – $644.9 million). The discounted cash flow approach uses significant unobservable inputs and is therefore considered a Level 3 fair value measurement under the fair value hierarchy.